Consolidated Statements of Changes in Equity - USD ($)	Ordinary shares	Subscription receivable	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholders’ equity	Non-controlling interests	Total
Balance at Jun. 30, 2021	$ 1,700	$ (1,699)	$ 2,236,677	$ 374,975	$ 2,811,381	$ 283,393	$ 5,706,427	$ (59,290)	$ 5,647,137
Balance (in Shares) at Jun. 30, 2021	17,000,000
Net income					848,117		848,117	(3,014)	845,103
Appropriation to statutory reserves				207,400	(207,400)
Dividends declared					(941,073)		(941,073)		(941,073)
Foreign currency translation adjustment						(200,864)	(200,864)	2,334	(198,530)
Balance at Jun. 30, 2022	$ 1,700	(1,699)	2,236,677	582,375	2,511,025	82,529	5,412,607	(59,970)	5,352,637
Balance (in Shares) at Jun. 30, 2022	17,000,000
Net income					616,818		616,818	(2,698)	614,120
Appropriation to statutory reserves				172,725	(172,725)
Foreign currency translation adjustment						(422,092)	(422,092)	4,375	(417,717)
Balance at Jun. 30, 2023	$ 1,700	(1,699)	2,236,677	755,100	2,955,118	(339,563)	5,607,333	(58,293)	$ 5,549,040
Balance (in Shares) at Jun. 30, 2023	17,000,000								17,000,000
Net income					(1,371,141)		(1,371,141)	(2,746)	$ (1,373,887)
Foreign currency translation adjustment						80,656	80,656	(812)	79,844
Balance at Jun. 30, 2024	$ 1,700	$ (1,699)	$ 2,236,677	$ 755,100	$ 1,583,977	$ (258,907)	$ 4,316,848	$ (61,851)	$ 4,254,997
Balance (in Shares) at Jun. 30, 2024	17,000,000								17,000,000